December 31, 1997


                       LB&T STRATEGIC ADVISORS, INC.
                          is changing its name to


                                Tattersall
                              Advisory Group,
                                   Inc.


          On January 1st, the Advisor will have a new name, phone number and fax number. The Advisor will continue to employ the same people, the same philosophy and the same investment process.

Please contact the Advisor at its new phone and fax numbers listed below:

          Phone:    (804) 289-2663
          Fax:      (804) 285-7219